Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following:

	December 31,
(in thousands)	2016	2015
Vendor-related accruals	$540	$1,324
Accrued wages	762	712
Accrued interest	402	197
Accrued income and other taxes	43	25
Other	—	55
Total	$1,747	$2,313

Other current liabilities consisted of the following:

	December 31,
(in thousands)	2016	2015
Legal accrual	$450	$300
Reserve for unclaimed property	1,107	1,035
Restructure reserves	756	443
Deferred revenue	211	1,031
Other	97	64
Total	$2,621	$2,873